Vanguard Institutional Total Stock Market Index Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD INSTITUTIONAL INDEX FUNDS
Entity Central Index Key	0000862084
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 28, 2026